STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 20, 2022	Sep. 30, 2019
Stock-based compensation expense		$ 3,948,272	$ 7,036,800	$ 8,292,265	$ 316,033
Number of warrants issued		229,108		16,666	888,889
Related party note					$ 180,000
Accrued interest	$ 941,440			$ 941,440	537,884
Value of warrants issued					$ 702,219
Warrants issued for severance		$ 254,013		$ 82,000
Number of shares issued			1,076,000	3,000,486	1,464,444
Accrued interest					$ 3,842
Aggregate purchase price						$ 5.00
Exercise price (in dollars per share)	$ 4.89	$ 5.04		$ 4.89	$ 2.19		$ 2.04
Number of warrants issued	106,666			320,000
Fair value of warrants	$ 278,400			$ 278,400
Senior secured promissory debentures
Number of warrants issued		71,212		36,742
Accrued interest					$ 5,563
Value of warrants issued		$ 2,350,000		$ 600,000
Additional debt discount		$ 175,859		$ 59,212
Related Party Convertible Debentures
Number of warrants issued				71,212
Value of warrants issued				$ 2,350,000
Additional debt discount				$ 165,682
Consultant [Member]
Number of warrants issued				100,000
Fair value of warrants	$ 492,000			$ 492,000
Board member
Number of shares issued		18,443
Options
Stock price (in dollars per share)	$ 7.35	$ 8.13	$ 7.80	$ 7.35	$ 6.09
Number of options issued		490,400		3,223,405
Amount of total compensation cost related to nonvested awards not yet recognized	$ 11,610,922	$ 9,525,576		$ 11,610,922
Weighted average period over which expense is expected to be recognized		24 months 15 days		29 months 28 days
Price per option (in dollars per share)		$ 7.37		$ 6.09
Private placement | Accredited Investors [Member] | Securities Purchase Agreement [Member]
Number of shares issued	1,924,486
Number of aggregate warrants	2,191,153			2,191,153
Number of shares for each investor	1
Number of warrants for each investor	1
Number of shares	1			1
Aggregate purchase price	$ 3.75			$ 3.75
Warrant term	10 years			10 years
Exercise price (in dollars per share)	$ 8.25			$ 8.25